Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Maturity of up to one year	R$ 55,128,782	R$ 68,882,909
Maturity of one to five years	153,846,848	202,449,463
Maturity of five to 10 years	64,795,283	36,316,999
Maturity of over 10 years	8,716,528	11,550,369
No stated maturity	19,411,587	17,361,225
Total	301,899,028	336,560,965
Due within one year	23,411,019	38,849,569
From 1 to 5 years	107,947,094	85,001,327
From 5 to 10 years	42,421,977	39,111,612
Over 10 years	34,979,823	16,438,108
Total	208,759,913	179,400,616
At cost [member]
IfrsStatementLineItems [Line Items]
Due within one year	23,662,304	39,050,064
From 1 to 5 years	109,339,662	87,143,802
From 5 to 10 years	41,876,000	36,997,796
Over 10 years	36,733,108	15,627,613
Total	R$ 211,611,074	R$ 178,819,275